Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000166436 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166436 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166436 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166436 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166436 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166436 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166436 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166436 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166436 | Visa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166436 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166436 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000166436 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000166436 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166436 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166436 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166436 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166436 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166436 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166436 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166436 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000166438 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166438 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166438 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000166438 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166438 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166438 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000166438 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166438 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000166438 | Visa
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166438 | Mastercard
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000166438 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000166438 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000166438 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166438 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000166438 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000166438 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000166438 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166438 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000166438 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166438 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.40%